ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Functional currency (Details)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Acquisition-date fair value of total consideration transferred
Conversion factor to calculate inflation adjustment	1.428	1.558